Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
The Company has entered into various non-cancellable office facility leases in various locations with original lease periods expiring between 2020 and 2029, with its primary office location in San Francisco, California. The Company entered into a lease consisting of multiple floors for its new San Francisco headquarters in 2019, with a lease term through 2029. The first portion of the lease commenced in June 2020, and the second and final portion of the lease commenced in January 2021. The facility lease agreements generally provide for escalating rental payments. The Company's lease agreements generally do not contain any material residual value guarantees or material restrictive covenants.
The components of lease costs were as follows (in thousands):

	Years Ended December 31,
	2021	2020
Operating lease cost	$9,864	$6,278
Short-term lease cost	525	495
Variable lease cost	409	452
Total	$10,798	$7,225
Other information related to the Company’s operating leases was as follows (in thousands):

	Years Ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,585	$5,624
ROU assets obtained in exchange for lease obligations:
Operating leases	$28,252	$39,664
Lease terms and discount rates for operating leases were as follows:

	As of December 31,
	2021	2020
Weighted average remaining lease term (years)	7.3	8.2
Weighted average discount rate	4.5%	5.3%
As of December 31, 2021, future minimum lease payments under operating leases were as follows (in thousands):

Years Ending December 31,	Amount
2022	$10,045
2023	10,347
2024	10,657
2025	10,977
2026	11,306
Thereafter	27,697
Total lease payments	81,029
Less: imputed interest	(12,300)
Present value of lease liabilities	68,729
Less: current operating lease liabilities	(7,131)
Long-term operating lease liabilities	$61,598
The table above does not include lease payments that were not fixed at commencement or lease modification.